Transactions With Directors and Other Key Management Personnel	12 Months Ended
Dec. 31, 2017
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Transactions With Directors and Other Key Management Personnel

35. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL

The Directors of Santander UK Group Holdings plc did not receive any remuneration in respect of their services to the Company. The remuneration disclosures in these financial statements reflect their remuneration in respect of the Santander UK plc group for 2017, 2016 and 2015.

a) Remuneration of Directors and Other Key Management Personnel

The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

Directors’ remuneration	2017 £	2016 £	2015 £
Salaries and fees	4,406,908	3,604,999	4,694,260
Performance-related payments(1)	3,685,464	2,330,000	2,607,407
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,580,321	635,493	1,002,320
Expenses	96,358	120,302	115,382
Total remuneration	9,769,051	6,690,794	8,419,369

Directors’ and Other Key Management Personnel compensation	2017 £	2016 £	2015 £
Short-term employee benefits(2)	24,642,085	24,757,161	19,950,608
Post-employment benefits	2,292,857	1,918,144	1,825,688
Share-based payments	–	–	400,948
Total compensation	26,934,942	26,675,305	22,177,244

(1)	In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in Note 34.
(2)	Excludes grants of shares in Banco Santander SA made as buy-outs of deferred performance-related payments in 2017 of 603,614 shares in connection with previous employment for four individuals (2016: nil 2015: nil). Excludes payments made as buy-outs of deferred performance-related payments of £52,100 in connection with previous employment for one individual (2016: £2,732,357 for five individuals; 2015: £3,453,956 for five individuals).

In 2017, the remuneration, excluding pension contributions, of the highest paid Director, was £4,714,578 (2016: £4,535,756) of which £2,425,000 (2016: £2,330,000) was performance related. In 2017, there was no pension benefit accrued for the highest paid Director but in respect of the qualifying past services to Santander UK to 31 May 2009 he has a deferred pension benefit accruing under a defined benefit scheme of £15,450 p.a. (2016: £15,450 p.a).

b) Retirement benefits

Defined benefit pension schemes are provided to certain employees. See Note 28 for a description of the schemes and the related costs and obligations. One director has a deferred pension benefit accruing under a defined benefit scheme of £15,450 p.a. in respect of the qualifying services to Santander UK and based on previous service with Santander UK to 31 May 2009 (2016: £15,450). Ex gratia pensions paid to former Directors of Santander UK plc in 2017, which have been provided for previously, amounted to £2,482 (2016: £14,893, 2015: £14,893). In 1992, the Board decided not to award any new such ex gratia pensions.

c) Transactions with Directors, Other Key Management Personnel and each of their connected persons

Directors, Other Key Management Personnel (Defined as the Board of the Company and the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the course of normal banking business.

		2017		2016
Secured loans, unsecured loans and overdrafts	No.	£000	No.	£000
At 1 January	17	5,195	18	5,492
Net movements	(10)	(3,979)	(1)	(297)
At 31 December	7	1,216	17	5,195

Deposit, bank and instant access accounts and investments
At 1 January	26	9,138	26	14,678
Net movements	(1)	4,046	–	(5,540)
At 31 December	25	13,184	26	9,138

During 2017, no Directors undertook sharedealing transactions through the Santander UK group’s execution-only stockbroker (2016: two Directors) with an aggregate net value of £nil (2016: £10,080). Any transactions were on normal business terms and standard commission rates were payable.

In 2017 and 2016, no Director held any interest in the shares of any company within Santander UK at any time and no Director exercised or was granted any rights to subscribe for shares in any company within Santander UK. In addition, in 2017 and 2016, no Directors exercised share options over shares in Banco Santander SA, the ultimate parent company of the Company.

Secured loans, unsecured loans and overdrafts are made to Directors, Other Key Management Personnel and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees within the Santander UK group. Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other Key Management Personnel and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees within the Santander UK group. Deposits, bank and instant access accounts and investments are entered into by Directors, Other Key Management Personnel and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees within Santander UK group.

In 2017, loans were made to two Directors (2016: five Directors), with a principal amount of £53,452 outstanding at 31 December 2017 (2016: £25,560). In 2017, loans were made to five members of Santander UK’s Other Key Management Personnel (2016: twelve), with a principal amount of £1,162,384 outstanding at 31 December 2017 (2016: £5,169,234).

In 2017 and 2016, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other Key Management Personnel or persons connected with them had a material interest. In addition, in 2017 and 2016, no Director had a material interest in any contract of significance other than a service contract with Santander UK at any time during the year.

d) Santander Long-Term Incentive Plan

In 2017, no Executive Directors (2016: nil, 2015: one) or Other Key Management Personnel (2016: nil, 2015: thirteen) were granted conditional awards under the Santander LTIP. No LTIP award was granted in 2017 or 2016.